Statements of Net Assets Available for Benefits - EBP 053 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments, at fair value	$ 171,611,027	$ 151,709,835
Annuity contract with insurance company, at contract value	13,863,917	15,420,430
Receivables
Employer contributions	2,523,913	300,780
Participant contributions	286,048	247,853
Dividend, interest and other receivables	88,451	88,131
Notes receivable from participants	2,667,790	2,630,314
Total receivables	5,566,202	3,267,078
Total assets	191,041,146	170,397,343
Liabilities
Accrued expenses	21,275	94,563
Total liabilities	21,275	94,563
Net assets available for benefits	$ 191,019,871	$ 170,302,780